================================================================================


Dear Shareholders:

   On December 4, 1997 Charles W. Steadman, Chairman of the Board of Trustees and President, passed away. Paul F. Wagner, Trustee of the Fund, was appointed Chairman and Principal Executive Officer and Max Katcher, Executive Vice President, was appointed President, positions formerly held by Mr. Steadman.

   The Annual Report, dated June 30, 1997, disclosed that management proposed your Fund would be merged with two other Steadman Funds into the Steadman Associated Fund, which would change to a closed-end investment company whose name would change to Steadman Security Trust. Subsequent to this disclosure, the decision was made to have the recently named Steadman Security Trust operate as an open-end investment company as disclosed in footnotes No. 6 of this Semi-Annual Report. The proxy statement and prospectus you received describes the purpose and reasons why management has undertaken this endeavor. It is expected that the merger will be effected in the near future.

At the December 18, 1997 Special Meeting of Shareholders three new trustees were elected. We welcome the election of Dr. William M. Crain, Richard O. Haase and Paul F. Wagner, the new Chairman, to the Fund's Board of Trustees.

With the changes that have recently occurred, and those that are planned, we look forward to the task of rebuilding your Fund as an attractive investment opportunity.



                                            Sincerely,


                                            /s/ Max Katcher

                                            Max Katcher
                                            President


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

================================================================================
















                         This Page Intentionally Blank

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

================================================================================

                             STEADMAN SECURITY TRUST

                            Portfolio of Investments
                                December 31, 1997
                                   (Unaudited)

                                                                                                      Value
                                                                                   Shares           (Note 1)
                                                                                 ----------        ----------
COMMON STOCKS -- 100%

Aeronautical Systems -- 2.6%
       Raytheon Co. CIA ..................................................          1,687          $   83,190
                                                                                                   ----------
                                                Total Aeronautical Systems                             83,190
                                                                                                   ----------
Aircraft -- 4.5%
       Boeing Co. (a). ...................................................          3,000             146,813
                                                                                                   ----------
                                                            Total Aircraft                            146,813
                                                                                                   ----------
Biological Diagnostics -- 0.7%
       Bioreliance Corp (a) ..............................................          1,000              23,000
                                                                                                   ----------
                                              Total Biological Diagnostics                             23,000
                                                                                                   ----------
Computer Equipment -- 7.7%
       Hewlett Packard (a) ...............................................          4,000             250,000
                                                                                                   ----------
                                                  Total Computer Equipment                            250,000
                                                                                                   ----------
Computer Software -- 15.3%
       Microsoft Corp. (a) ...............................................          3,500             452,375
       Oracle Corp. (a) ..................................................          2,000              44,625
                                                                                                   ----------
                                                   Total Computer Software                            497,000
                                                                                                   ----------
Computer Systems Design -- 6.1%
       Sun Microsystems (a) ..............................................          5,000             199,375
                                                                                                   ----------
                                             Total Computer Systems Design                            199,375
                                                                                                   ----------
Motor Vehicles -- 10.9%
       Ford Motor Co. ....................................................          5,000             243,438
       General Motors "H" ................................................          3,000             110,812
                                                                                                   ----------
                                                      Total Motor Vehicles                            354,250
                                                                                                   ----------
Petroleum Refining -- 6.0%
       Unocal Corp. ......................................................          5,000             194,063
                                                                                                   ----------
                                                  Total Petroleum Refining                            194,063
                                                                                                   ----------

================================================================================

================================================================================

                             STEADMAN SECURITY TRUST

                            Portfolio of Investments
                                December 31, 1997
                                   (Unaudited)


                                                                                                      Value
                                                                                   Shares           (Note 1)
                                                                                 ----------       ------------
Photographic Supplies -- 4.1%
       Eastman Kodak Co ................................................            2,200             133,787
                                                                                                    ---------
                                             Total Photographic Supplies                              133,787
                                                                                                    ---------
Residential Mortgages -- 6.1%
       FNMA. ...........................................................            3,500             199,719
                                                                                                    ---------
                                             Total Residential Mortgages                              199,719
                                                                                                    ---------
Semiconductor -- 19.4%
       Intel Corp. .....................................................            9,000             632,250
                                                                                                    ---------
                                                     Total Semiconductor                              632,250
                                                                                                    ---------
Telecom Mfg. -- 3.7%
       Lucent Technologies .............................................            1,500             119,812
                                                                                                    ---------
                                                      Total Telecom Mfg.                              119,812
                                                                                                    ---------
Telecom Services -- 0.3%
       Champion Tech Hldgs Ltd .........................................           25,000              12,000
                                                                                                    ---------
                                                  Total Telecom Services                               12,000
                                                                                                    ---------
Telephone Services -- 12.6%
       Worldcom Inc. (a) ...............................................           13,500             408,375
                                                                                                    ---------
                                                      Total Telecom Mfg.                              408,375
                                                                                                    ---------

       Total Common Stocks (Cost $2,752,163) ...........................                         $  3,253,634
                                                                                                 ============


(a) Non-income producing security.



   The accompanying notes are an integral part of the financial statements.

================================================================================

================================================================================


                             STEADMAN SECURITY TRUST

                       Statement of Assets and Liabilities
                                December 31, 1997
                                   (Unaudited)



Assets:
    Investments at value (Cost $2,752,163) (Note 1) ..............   $ 3,253,634
    Cash and cash equivalents (Note 1) ...........................       333,951
    Dividends receivable .........................................         2,528
    Interest receivable ..........................................         3,339
                                                                     -----------
      Total assets ...............................................     3,593,452
                                                                     -----------

Liabilities:
    Accounts payable and accrued expenses ........................        84,650
    Investment advisory and service fees payable (Note 4) ........         5,362
    Other payable to affiliate (Note 4) ..........................        10,917
    Payable for Trust shares redeemed ............................         2,467
    Miscellaneous payable ........................................         4,174
                                                                     -----------
      Total liabilities ..........................................       107,570
                                                                     -----------

Net Assets .......................................................   $ 3,485,882
                                                                     ===========

Net assets consist of:
    Undistributed net investment loss ............................   $  (274,550)
    Unrealized appreciation of investments .......................       501,471
    Accumulated net realized gain from security transactions .....     1,397,168
    Paid-in capital ..............................................     1,861,793
                                                                     -----------
                                                                     $ 3,485,882
                                                                     ===========
Net asset value, offering price and redemption price per share
      ($3,485,882 / 4,725,832 shares of no par value trust shares)   $       .74
                                                                     ===========

     The accompanying notes are an integral part of the financial statements.


================================================================================

================================================================================

                             STEADMAN SECURITY TRUST

                            Statements of Operations
                            for the six months ended
                                December 31, 1997
                                   (Unaudited)



Investment Income:
     Dividends .....................................................        $     12,188
     Interest ......................................................               9,766
                                                                            ------------
            Total income ...........................................                         $     21,954
                                                                                             ------------
Expenses:
     Salaries and employee benefits (Note 4) .......................              81,932
     Investment advisory fee (Note 4) ..............................              21,695
     Professional fees .............................................              25,365
     Proposed merger expense (Note 6) ..............................             121,667
     Shareholder servicing fee (Note 4) ............................              14,900
     Rent ..........................................................              15,834
     Miscellaneous .................................................               6,507
     Blue Sky Registration Fees ....................................                  50
     Custodian fees ................................................               1,600
     Computer services .............................................               3,567
     Reports to shareholders .......................................               3,388
                                                                            ------------
          Total expenses ...........................................                              296,504
                                                                                             ------------
        Net investment loss ........................................                             (274,550)
                                                                                             ------------
Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 3):
     Net realized gain from investment transactions ................                              873,887
     Change in unrealized appreciation (depreciation)
       of investments ..............................................                             (661,356)
                                                                                             ------------
     Net gain on investments .......................................                              212,531
                                                                                             ------------
     Net decrease in net assets resulting from operations ..........                         $    (62,019)
                                                                                             ============

   The accompanying notes are an integral part of the financial statements.


================================================================================

================================================================================

                             STEADMAN SECURITY TRUST

                       Statements of Changes in Net Assets


                                                                             For the 6 months     For the year          For the year
                                                                                 ended            ended June 30,           ended
                                                                          December 31, 1997/(1)/       1997            June 30, 1996
                                                                          --------------------    --------------       -------------
Decrease in net assets from operations:
      Net investment loss ...........................................         $  (274,550)         $  (534,287)         $  (388,362)
      Net realized gain (loss) from investment transactions .........             873,887              306,022              517,110
      Change in unrealized appreciation/depreciation ................            (661,356)             644,512             (352,459)
                                                                              -----------          -----------          -----------
      Net increase (decrease) in net assets resulting
                  from operations ...................................             (62,019)             416,247             (223,711)

Decrease in net assets from trust share transactions (Note 2) .......            (849,083)            (600,754)            (929,919)
                                                                              -----------          -----------          -----------
                  Increase (decrease) in net assets .................            (911,102)            (184,507)          (1,153,630)

Net assets at beginning of period ...................................           4,396,984            4,581,491            5,735,121
                                                                              -----------          -----------          -----------
Net assets at end of period (including accumulated
net investment loss of $4,910,436,  $4,635,886 and $4,247,524
            respectively) ...........................................         $ 3,485,882          $ 4,396,984          $ 4,581,491
                                                                              ===========          ===========          ===========

(1) Unaudited


   The accompanying notes are an integral part of the financial statements.

================================================================================

================================================================================



                             STEADMAN SECURITY TRUST

                              Financial Highlights





                                             For the 6 months  For the year  For the year  For the period
                                                  ended           ended         ended      October 1, 1994    For the years ended
                                             December 31/(1)/    June 30,      June 30,    through June 30,      September 30,
                                             ----------------   ----------     ---------   ----------------  ----------------------
                                                    1997            1997         1996            1995*          1994         1993
                                                 ---------       ---------     ---------       ---------     ----------------------

Per Share Operating Performance:
   Net asset value, beginning of period ......   $     .76       $     .70     $     .73     $     .72       $     .87    $     .64
                                                 ---------       ---------     ---------     ---------       ---------    ---------
         Net investment loss .................        (.05)           (.11)         (.17)         (.03)           (.08)        (.05)
   Net realized and unrealized
         gain (loss) on investments ..........         .03             .17           .14           .04            (.07)         .28
                                                 ---------       ---------     ---------     ---------       ---------    ---------
   Total from investment operations ..........        (.02)            .06          (.03)          .01            (.15)         .23
                                                 ---------       ---------     ---------     ---------       ---------    ---------
   Net asset value, end of period ............   $      74       $     .76     $     .70     $     .73       $     .72    $     .87
                                                 =========       =========     =========     =========       =========    =========
Ratios/Supplemental Data:
   Total return ..............................       (5.26)%**        8.89%        (4.38)%        1.85%**       (17.24)%       35.9%
   Ratio of expenses to average net assets ...       14.05%**        12.42%         8.14%         8.17%**         7.76%        5.79%
   Ratio of net investment income (loss)
      to average net assets ..................      (13.01)%**      (11.82)%       (7.48)%       (7.23)%**       (6.09)%      (4.63)
   Portfolio turnover rate ...................          92%**          193%          231%          505%**          241%         300%
   Net assets, end of period (in thousands) ..   $   3,486       $   4,397     $   4,581     $   5,735       $   6,307    $   8,844

(1) Unaudited
*   The Fund's fiscal year-end was changed to June 30.
**  Annualized


   The accompanying notes are an integral part of the financial statements.

================================================================================

================================================================================

                             STEADMAN SECURITY TRUST


Notes to Financial Statements

1.   Significant accounting policies

     Steadman Security Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions for shares since November, 1996.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents

   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation

    Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

   Call options give the holder the right to purchase a security at a specified price on a certain date. Risks arise from possible illiquidity of the option market and from movements in security values. Options are reflected in the accompanying Statement of Assets and Liabilities at market value.

Income taxes

   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and taxes bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.



================================================================================

================================================================================

                             STEADMAN SECURITY TRUST


2. Trust shares

   The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:


                                      For the 6 months            For the year           For the year ended
                                  ended December 31, 1997      ended June 30, 1997          June 30, 1996
                                 -------------------------    -----------------------  -----------------------
                                      Shares        Amount       Shares        Amount       Shares      Amount
                                      ------        ------       ------        ------       ------      ------
   Shares sold..............          --0--    $    --0--          609    $      400          269   $     200
   Shares redeemed..........     (1,042,200)     (849,084)    (812,875)     (601,154)  (1,295,786)   (930,119)
                                 -----------     ---------    ---------   -----------  -----------  ----------
      Net decrease..........     (1,042,200)     (849,084)    (812,266)   $ (600,754)  (1,295,517)  $(929,919)
                                                 =========                ===========               ==========
   Shares outstanding:
        Beginning of period.      5,768,032                  6,580,298                  7,875,815
                                  ---------                  ---------                  ---------
        End of period.......      4,725,832                  5,768,032                  6,580,298
                                  =========                  =========                  =========

3.   Purchases and sales of securities

     During the six months ended December 31, 1997, purchases and proceeds from sales of investment securities aggregated $1,674,655 and $2,888,795 respectively.

     Unrealized appreciation of investments aggregated $501,471 of which $618,594 related to gross unrealized appreciation where there is an excess of value over tax cost and $117,123 related to gross unrealized depreciation where there is an excess of tax cost over value.

4.   Investment advisory fee and transactions with affiliates

     Steadman Security Corporation (SSC) has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1 % on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per accounts. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


================================================================================

================================================================================

5.   Expiration of Shareholder States Redemption Restriction

     In 1993 the Fund entered into a Settlement Agreement with approximately 47 states (the "Shareholder States") with respect to the recovery of shares and distributions owned by persons who had allegedly abandoned these properties. The Settlement Agreement provides among other things, that the Shareholder States will not request redemption of their shares until February 14, 1998. In July 1997, the Fund agreed to remove this restriction and allow Shareholder States to redeem shares upon request.

6.   Proposed Merger

     During 1997, management proposed a merger of Steadman American Industry Fund, Steadman Investment Fund, and Steadman Technology and Growth Fund with and into the Steadman Associated Fund, which will operate as an open-end investment company whose name has changed to Steadman Security Trust (SST). In connection with the merger, SST has amended its investment objective to primarily seek current income and secondarily to maximize total return. The costs associated with the proposed merger are allocated to all the funds based on the respective net asset values of the funds. The proposed merger requires approval by the shareholders and proxies are currently being solicited.


================================================================================

STEADMAN SECURITY TRUST
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Steadman Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area


                                   STEADMAN

                                   Security
                                     Trust

                              (Formerly Steadman
                               Associated Fund)


                                  SEMI-ANNUAL
                                    REPORT

                               December 31, 1997



                        A Steadman NO-LOAD Mutual Fund




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